UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Equity Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 103.1%

	COMMON STOCKS – 103.1%

	Aerospace & Defense – 2.7%

79	Boeing Company	$10,345

62	General Dynamics Corporation	8,553

363	Honeywell International Inc.	34,372

35	TransDigm Group Inc., (2)	7,434
	Total Aerospace & Defense	60,704

	Air Freight & Logistics – 0.5%

104	United Parcel Service, Inc., Class B	10,264

	Banks – 5.1%

237	East West Bancorp Inc.	9,106

1,162	ING Groep N.V.	16,419

80	M&T Bank Corporation	9,756

96	Pacwest Bancorp.	4,110

291	Privatebancorp, Inc.	11,154

204	Signature Bank, (2)	28,062

88	SVB Financial Group, (2)	10,168

372	Wells Fargo & Company	19,102

87	Wintrust Financial Corporation	4,648
	Total Banks	112,525

	Biotechnology – 3.0%

451	AbbVie Inc.	24,539

86	Amgen Inc.	11,896

210	Baxalta Inc.	6,617

99	Gilead Sciences, Inc.	9,721

138	Vertex Pharmaceuticals Inc., (2)	14,371
	Total Biotechnology	67,144

	Capital Markets – 0.5%

101	Interactive Brokers Group, Inc., Class A	3,986

166	SEI Investments Company	8,006
	Total Capital Markets	11,992

	Chemicals – 2.8%

986	Axalta Coating Systems Limited, (2)	24,985

350	E.I. Du Pont de Nemours and Company	16,870

238	LyondellBasell Industries N.V.	19,840
	Total Chemicals	61,695

Nuveen Investments	1

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Commercial Services & Supplies – 5.2%

4,736	Casella Waste Systems, Inc., (2)	$27,469

130	Cintas Corporation	11,148

1,649	Covanta Holding Corporation	28,775

276	Republic Services, Inc.	11,371

239	UniFirst Corporation	25,528

207	Waste Management, Inc.	10,311
	Total Commercial Services & Supplies	114,602

	Communications Equipment – 0.5%

488	Ciena Corporation, (2)	10,111

	Consumer Finance – 1.2%

113	American Express Company	8,377

1,066	Green Dot Corporation, Class A Shares, (2)	18,762
	Total Consumer Finance	27,139

	Distributors – 1.0%

304	Pool Corporation	21,979

	Diversified Financial Services – 1.2%

694	Voya Financial Inc.	26,906

	Electric Utilities – 0.9%

148	Pinnacle West Capital Corporation	9,493

233	Southern Company	10,415
	Total Electric Utilities	19,908

	Food & Staples Retailing – 2.1%

59	Costco Wholesale Corporation	8,530

320	Kroger Co.	11,542

2,579	Rite Aid Corporation, (2)	15,655

127	Walgreens Boots Alliance Inc.	10,554
	Total Food & Staples Retailing	46,281

	Food Products – 2.6%

596	General Mills, Inc.	33,453

85	JM Smucker Company	9,698

191	Kraft Heinz Company	13,481
	Total Food Products	56,632

	Health Care Equipment & Supplies – 1.8%

203	Baxter International, Inc.	6,669

166	Medtronic, PLC	11,112

1,654	Tandem Diabetes Care Inc., (2)	14,572

63	Teleflex Inc.	7,825
	Total Health Care Equipment & Supplies	40,178

2	Nuveen Investments

Shares	Description (1)	Value

	Health Care Providers & Services – 3.2%

115	Cardinal Health, Inc.	$8,834

301	HCA Holdings Inc., (2)	23,285

65	McKesson HBOC Inc.	12,027

212	Universal Health Services, Inc., Class B	26,460
	Total Health Care Providers & Services	70,606

	Hotels, Restaurants & Leisure – 3.0%

976	Dave & Buster’s Entertainment Inc., (2)	36,922

74	McDonald’s Corporation	7,291

1,742	Scientific Games Corporation, (2)	18,204

66	Starwood Hotels & Resorts Worldwide, Inc.	4,388
	Total Hotels, Restaurants & Leisure	66,805

	Household Products – 3.1%

142	Clorox Company	16,405

377	Kimberly-Clark Corporation	41,108

149	Procter & Gamble Company	10,719
	Total Household Products	68,232

	Industrial Conglomerates – 3.7%

405	Carlisle Companies Inc.	35,389

441	Danaher Corporation	37,578

342	General Electric Company	8,625
	Total Industrial Conglomerates	81,592

	Insurance – 10.0%

170	Arthur J. Gallagher & Co.	7,018

521	Assurant Inc.	41,164

343	Axis Capital Holdings Limited	18,426

309	FNF Group	10,960

216	Hanover Insurance Group Inc.	16,783

1,031	Hartford Financial Services Group, Inc.	47,199

1,197	National General Holdings Corporation	23,090

571	Old Republic International Corporation	8,930

1,340	Patriot National Inc., (2)	21,212

88	RenaisasnceRE Holdings, Limited	9,356

1,307	United Insurance Holdings Corporation	17,187
	Total Insurance	221,325

	Internet & Catalog Retail – 0.4%

8	priceline.com Incorporated, (2)	9,895

	Internet Software & Services – 1.3%

38	Alphabet Inc., Class A	24,258

157	eBay Inc., (2)	3,837
	Total Internet Software & Services	28,095

Nuveen Investments	3

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	IT Services – 9.3%

820	Blackhawk Network Holdings Inc., (2)	$34,760

415	Fidelity National Information Services	27,838

118	MasterCard, Inc.	10,634

1,769	Net 1 Ueps Technologies, Inc., (2)	29,613

223	PayPal Holdings, Inc., (2)	6,922

235	Total System Services Inc.	10,676

600	Vantiv Inc., (2)	26,952

522	Visa Inc., Class A	36,363

241	WEX Inc., (2)	20,928
	Total IT Services	204,686

	Life Sciences Tools & Services – 0.5%

659	Bruker Biosciences Corporation, (2)	10,827

	Machinery – 1.5%

127	Ingersoll Rand Company Limited, Class A	6,448

671	John Bean Technologies Corporation	25,666
	Total Machinery	32,114

	Media – 0.7%

194	Liberty Global PLC Class C, (2)	7,958

104	MSG Networks Inc.	7,508
	Total Media	15,466

	Metals & Mining – 0.3%

89	Compass Minerals International, Inc.	6,975

	Multiline Retail – 1.3%

559	Burlington Store Inc., (2)	28,531

	Multi-Utilities – 1.3%

117	Dominion Resources, Inc.	8,234

95	Sempra Energy	9,188

220	WEC Energy Group, Inc.	11,488
	Total Multi-Utilities	28,910

	Oil, Gas & Consumable Fuels – 1.8%

39	Chevron Corporation	3,076

118	EOG Resources, Inc.	8,590

106	Exxon Mobil Corporation	7,881

184	NuStar Group Holdings LLC	4,918

230	PDC Energy Inc., (2)	12,192

43	Phillips 66	3,304
	Total Oil, Gas & Consumable Fuels	39,961

	Pharmaceuticals – 3.9%

139	Allergan PLC, (2)	37,782

75	Johnson & Johnson	7,001

4	Nuveen Investments

Shares	Description (1)	Value

	Pharmaceuticals (continued)

124	Merck & Company Inc.	$6,124

89	Mylan NV, (2)	3,583

658	Pfizer Inc.	20,668

109	Teva Pharmaceutical Industries Limited, Sponsored ADR	6,154

31	Valeant Pharmaceuticals International	5,530
	Total Pharmaceuticals	86,842

	Real Estate Investment Trust (REIT) – 5.3%

2,641	CareTrust REIT Inc.	29,975

641	CubeSmart	17,442

26	Equinix Inc.	7,108

174	Essex Property Trust Inc.	38,875

101	Extra Space Storage Inc.	7,793

38	Simon Property Group, Inc.	6,981

122	Sun Communities Inc.	8,267
	Total Real Estate Investment Trust	116,441

	Real Estate Management & Development – 0.2%

150	CBRE Group Inc., Class A, (2)	4,800

	Road & Rail – 1.3%

320	Union Pacific Corporation	28,291

	Semiconductors & Semiconductor Equipment – 5.2%

106	Avago Technologies Limited	13,251

387	Broadcom Corporation, Class A	19,903

356	Intel Corporation	10,730

470	MA-COM Technology Solutions Holdings Incorporated, (2)	13,625

470	Mellanox Technologies, Limited, (2)	17,761

249	NXP Semiconductors NV, (2)	21,680

204	Synaptics, Inc., (2)	16,822
	Total Semiconductors & Semiconductor Equipment	113,772

	Software – 1.0%

273	Microsoft Corporation	12,083

269	Oracle Corporation	9,716
	Total Software	21,799

	Specialty Retail – 6.1%

355	AutoNation Inc., (2)	20,654

9	AutoZone, Inc., (2)	6,514

414	Home Depot, Inc.	47,813

50	O’Reilly Automotive Inc., (2)	12,500

261	Signet Jewelers Limited	35,530

Nuveen Investments	5

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Specialty Retail (continued)

158	TJX Companies, Inc.			$11,284
	Total Specialty Retail			134,295

	Technology Hardware, Storage & Peripherals – 0.8%

169	Apple, Inc.			18,641

	Textiles, Apparel & Luxury Goods – 1.8%

430	Carter’s Inc.			38,975

	Thrifts & Mortgage Finance – 1.6%

622	Essent Group Limited, (2)			15,457

795	Walker & Dunlop Inc., (2)			20,734
	Total Thrifts & Mortgage Finance			36,191

	Tobacco – 0.7%

277	Altria Group, Inc.			15,069

	Trading Companies & Distributors – 2.7%

1,866	Fly Leasing Limited, ADR			24,631

468	HD Supply Holdings Inc., (2)			13,394

190	Watsco Inc.			22,511
	Total Trading Companies & Distributors			60,536
	Total Long-Term Investments (cost $2,223,294)			2,277,732

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS - 16.8%

	REPURCHASE AGREEMENTS - 16.8%

$372	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $372,041, collateralized by $365,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $381,881	0.000%	10/01/15	$372,041
	Total Short-Term Investments (cost $372,041)			372,041
	Total Investments (cost $2,595,335) – 119.9%			2,649,773

Shares	Description (1)			Value

	SECURITIES SOLD SHORT – (55.9)% (3)

	COMMON STOCKS SOLD SHORT – (42.6)%

	Airlines – (0.5)%

(270)	American Airlines Group Inc.			$(10,484)

	Auto Components – (0.7)%

(210)	Delphi Automotive PLC			(15,968)

	Automobiles – (1.4)%

(807)	Ford Motor Company			(10,951)

(270)	General Motors Company			(8,105)

(44)	Tesla Motors Inc., (2)			(10,930)
	Total Automobiles			(29,986)

6	Nuveen Investments

Shares	Description (1)	Value

	Banks – (2.3)%

(226)	Canadian Imperial Bank of Commerce	$(16,263)

(401)	Comerica Incorporated	(16,481)

(849)	Westpac Banking Corporation	(17,880)
	Total Banks	(50,624)

	Capital Markets – (4.2)%

(1,482)	Apollo Investment Corporation	(8,121)

(392)	Eaton Vance Corporation	(13,101)

(2,147)	Fifth Street Asset Management Inc.	(16,038)

(1,470)	NorthStar Asset Management Group Inc.	(21,109)

(193)	State Street Corporation	(12,972)

(77)	Virtus Investment Partners Inc.	(7,739)

(367)	Waddell & Reed Financial, Inc., Class A	(12,761)
	Total Capital Markets	(91,841)

	Chemicals – (0.7)%

(2,324)	Chemours Company	(15,036)

	Communications Equipment – (0.6)%

(284)	Plantronics Inc.	(14,441)

	Construction Materials – (0.5)%

(1,472)	Cemex SAB de CV, (2)	(10,289)

	Consumer Finance – (1.1)%

(889)	Navient Corporation	(9,992)

(570)	World Acceptance Corporation, (2)	(15,299)
	Total Consumer Finance	(25,291)

	Diversified Telecommunication Services – (1.9)%

(761)	AT&T Inc.	(24,793)

(531)	Telus Corporation	(16,748)
	Total Diversifies Telecommunication Services	(41,541)

	Energy Equipment & Services – (0.7)%

(1,090)	US Silica Holdings Inc.	(15,358)

	Energy Services – (0.7)%

(1,200)	Transocean Inc.	(15,504)

	Food Products – (3.1)%

(313)	Archer-Daniels-Midland Company	(12,974)

(187)	Bunge Limited	(13,707)

(197)	Mead Johnson Nutrition Company, Class A Shares	(13,869)

(595)	Pilgrim’s Pride Corporation, (2)	(12,364)

(214)	Sanderson Farms Inc.	(14,674)
	Total Food Products	(67,588)

Nuveen Investments	7

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – (1.3)%

(214)	Wal-Mart Stores, Inc.	$(13,876)

(503)	Whole Foods Market, Inc.	(15,920)
	Total Food & Staples Retailing	(29,796)

	Health Care Equipment & Supplies – (0.4)%

(136)	Varian Medical Systems, Inc., (2)	(10,034)

	Household Durables – (1.1)%

(359)	Garmin Limited	(12,881)

(296)	Meritage Corporation, (2)	(10,810)
	Total Household Durables	(23,691)

	Insurance – (0.6)%

(249)	AFLAC Incorporated	(14,474)

	Internet Software & Services – (0.6)%

(485)	Zillow Group, Inc., (2)	(13,095)

	IT Services – (1.2)%

(196)	FleetCor Technologies Inc., (2)	(26,974)

	Machinery – (3.7)%

(290)	Caterpillar Inc.	(18,954)

(489)	Chart Industries, Inc., (2)	(9,394)

(534)	Donaldson Company, Inc.	(14,995)

(278)	Dover Corporation	(15,896)

(648)	Joy Global Inc.	(9,675)

(1,256)	Meritor Inc., (2)	(13,351)
	Total Machinery	(82,265)

	Media – (1.2)%

(607)	Gray Television Inc.	(7,745)

(363)	Scripps Networks Interactive, Class A Shares	(17,856)
	Total Media	(25,601)

	Metals & Mining – (1.4)%

(1,336)	Freeport-McMoRan, Inc.	(12,946)

(1,321)	Hi-Crush Partners Limited Partnership	(9,894)

(1,766)	Vale SA	(7,417)
	Total Metals & Mining	(30,257)

	Multiline Retail – (0.5)%

(117)	Dillard’s, Inc., Class A	(10,225)

	Oil, Gas & Consumable Fuels – (2.6)%

(428)	Calumet Specialty Products Partners LP	(10,392)

(585)	Emerge Energy Services LP	(3,960)

8	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

(238)	HollyFrontier Company	$(11,624)

(1,058)	Oasis Petroleum Inc., (2)	(9,183)

(130)	Tesoro Corporation	(12,641)

(152)	Valero Energy Corporation	(9,135)
	Total Oil, Gas & Consumable Fuels	(56,935)

	Pharmaceuticals – (0.7)%

(247)	Mallinckrodt PLC, (2)	(15,793)

	Real Estate Investment Trust (REIT) – (3.0)%

(528)	Care Capital Properties, Inc.	(17,387)

(533)	LaSalle Hotel Properties	(15,132)

(1,534)	New Senior Investment Group Inc.	(16,046)

(706)	RLJ Lodging Trust	(17,841)
	Total Real Estate Investment Trust	(66,406)

	Road & Rail – (0.5)%

(394)	Saia, Inc., (2)	(12,194)

	Software – (1.7)%

(106)	Ansys Inc., (2)	(9,343)

(541)	Cadence Design Systems, Inc., (2)	(11,188)

(341)	CDK Global Inc.	(16,293)
	Total Software	(36,824)

	Specialty Retail – (1.7)%

(339)	Mobileye NV, (2)	(15,418)

(138)	Murphy USA Inc., (2)	(7,583)

(199)	Tiffany & Co.	(15,367)
	Total Specialty Retail	(38,368)

	Textiles, Apparel & Luxury Goods – (1.0)%

(147)	Michael Kors Holdings Limited, (2)	(6,209)

(134)	Ralph Lauren Corporation	(15,833)
	Total Textiles, Apparel & Luxury Goods	(22,042)

	Trading Companies & Distributors – (1.0)%

(234)	United Rentals Inc., (2)	(14,052)

(528)	H&E Equipment Services, Inc.	(8,829)
	Total Trading Companies & Distributors	(22,881)
	Total Common Stocks Sold Short (proceeds $1,052,659)	(941,806)

Nuveen Investments	9

Nuveen Symphony Dynamic Equity Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1), (4)	Value

	EXCHANGE-TRADED FUNDS SOLD SHORT – (13.3)% (3)

(687)	Energy Select Sector SPDR® Fund	$(42,044)

(624)	Health Care Select Sector SPDR® Fund	(41,328)

(1,157)	Industrial Select Sector SPDR® Fund	(57,722)

(430)	iShares® MSCI Brazil Capped ETF	(9,438)

(237)	iShares® Russell 1000 Growth Fund	(22,041)

(226)	iShares® Transportation Average ETF	(31,620)

(724)	Market Vectors Semiconductor ETF	(36,113)

(690)	SPDR® S&P Retail ETF	(30,650)

(296)	Vanguard REIT ETF	(22,360)
	Total Exchange-Traded Funds Sold Short (proceeds $321,846)	(293,316)
	Total Securities Sold Short (proceeds $1,374,505)	(1,235,122)
	Other Assets Less Liabilities – 36.0%	794,934
	Net Assets – 100%	$2,209,585

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$2,277,732	$—	$—	$2,277,732
Short-Term Investments:
Repurchase Agreements	—	372,041	—	372,041
Securities Sold Short:
Common Stocks Sold Short	(941,806)	—	—	(941,806)
Exchange-Traded Funds Sold Short	(293,316)	—	—	(293,316)
Total	$1,042,610	$372,041	$—	$1,414,651

10	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding securities sold short) was $2,599,568.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$138,796
Depreciation	(88,591)
Net unrealized appreciation (depreciation) of investments	$50,205

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Securities Sold Short. As of the end of the reporting period, long-term investments with a value of $1,917,794 have been pledged as collateral for Securities Sold Short.

(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

Nuveen Investments	11

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015